As filed with the Securities and Exchange Commission on November 18, 2016
1933 Act Registration No. 333-141760
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 25

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 370

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlusSM II Bonus and Lincoln ChoicePlus AssuranceSM (Bonus)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on December 16, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM (Bonus)

Supplement dated November 18, 2016 to the Prospectus dated May 1, 2016, as supplemented

This Supplement outlines important changes that become effective on and after January 9, 2017. These changes are related to:

a) Investment options;
b) Investment Requirements for Living Benefit Riders; and
c) Certain other administrative changes that will impact your ChoicePlusSM individual annuity contract.

All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Fund Changes – The following information outlines changes that will impact the underlying investment options of your contract beginning January 9, 2017:

1.	The following funds will be available as new investment options under your contract:
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2)
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class)
•	LVIP Goldman Sachs Income Builder Fund (Service Class)
•	LVIP SSGA Mid-Cap Index Fund (Service Class)
•	Putnam VT George Putnam Balanced Fund (Class IB)

2.	The following funds that were previously closed will be re-opened for all contractowners:
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class)
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class)
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class)

Fund Expenses - The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2015 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.07%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.46%	1.71%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.

The following table shows the expenses charged by the funds and share classes that are being added (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse- ments) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)(1)	0.25%	0.25%	0.00%	0.57%	1.07%	-0.15%	0.92%
First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)(2)	0.60%	0.25%	0.49%	0.00%	1.34%	-0.14%	1.20%
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)	0.12%	0.25%	0.43%	0.00%	0.80%	0.00%	0.80%
JPMorgan Insurance Trust Core Bond Portfolio (Class 2)(3)	0.40%	0.25%	0.21%	0.01%	0.87%	-0.02%	0.85%
LVIP Franklin/ Templeton Multi-Asset Opportunities Fund (Service Class)(4)	0.75%	0.25%	0.71%	0.36%	2.07%	-0.89%	1.18%
LVIP Goldman Sachs Income Builder Fund (Service Class)(5)	0.65%	0.25%	0.64%	0.00%	1.54%	-0.54%	1.00%
LVIP SSGA Mid-Cap Index Fund (Service Class)	0.27%	0.25%	0.05%	0.00%	0.57%	0.00%	0.57%
Putnam VT George Putnam Balanced Fund (Class IB)	0.52%	0.25%	0.20%	0.00%	0.97%	0.00%	0.97%
(1)
FMRC has contractually agreed to waive 0.05% of the fund's management fee.  This arrangement will remain in effect through April 30, 2017.  In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2.  This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class 2 continue to be sold to unaffiliated insurance companies.

(2)
The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2017.  Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year.  The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice.

(3)
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

(4)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee:  0.28% of the Fund’s average daily net assets.  The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.82% for the Service Class).  Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(5)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.75% of the Fund’s average daily net assets for the Standard Class (and 1.00% for the Service Class).  The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,517	$2,767	$3,822	$6,175

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$667	$1,967	$3,222	$6,175

The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,392	$2,445	$3,372	$5,698

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$542	$1,645	$2,772	$5,698

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the fund additions listed above. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund* (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): Seeks high total return; a fund of funds.
First Trust Variable Insurance Trust, advised by First Trust Advisers, L.P.
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I): Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): Seeks a balance of current income and capital appreciation.
•
LVIP SSGA Mid-Cap Index Fund (Service Class): Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Putnam Variable Trust, advised by Putnam Investment Management, LLC
•
Putnam VT George Putnam Balanced Fund (Class IB): Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

*The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 9, 2017. All other provisions of Investment Requirements remain unchanged.

The following changes apply to Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (version 5). Beginning January 9, 2017, you must currently allocate your Contract Value among one or more of the following Subaccounts:
Group 1 Investments must be at least 40% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Floating Rate Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Dimensional/Vanguard Total Bond Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Bond Index Fund
LVIP Delaware Bond Fund

Group 2 Investments cannot exceed 60% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
AB VPS Small/Mid Cap Value Portfolio	LVIP Dimensional U.S. Core Equity 2 Fund
American Century VP Balanced Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund
American Funds Global Growth Fund	LVIP Global Conservative Allocation Managed Risk Fund
American Funds Growth Fund	LVIP Global Growth Allocation Managed Risk Fund
American Funds Growth-Income Fund	LVIP Global Moderate Allocation Managed Risk Fund
American Funds International Fund	LVIP Goldman Sachs Income Builder Fund
BlackRock Global Allocation V.I. Fund	LVIP Government Money Market Fund
Delaware VIP® Small Cap Value Series	LVIP JPMorgan High Yield Fund
Delaware VIP® U.S. Growth Series	LVIP MFS International Growth Fund
Delaware VIP® Value Series	LVIP MFS Value Fund
Fidelity® VIP Contrafund® Portfolio	LVIP Mondrian International Value Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP SSGA Conservative Index Allocation Fund
Fidelity® VIP Mid Cap Portfolio	LVIP SSGA Conservative Structured Allocation Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio Franklin Income VIP Fund	LVIP SSGA Developed International 150 Fund LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Franklin Mutual Shares VIP Fund	LVIP SSGA International Index Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	LVIP SSGA Large Cap 100 Fund
Invesco V.I. International Growth Fund	LVIP SSGA Mid-Cap Index Fund
JPMorgan Insurance Trust Global Allocation Portfolio	LVIP SSGA Moderate Index Allocation Fund
LVIP American Global Growth Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP American Growth Fund LVIP American Growth-Income Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP American International Fund LVIP Baron Growth Opportunities Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund LVIP SSGA S&P 500 Index Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Small-Cap Index Fund LVIP SSGA Small-Mid Cap 200 Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP Vanguard Domestic Equity ETF Fund LVIP Vanguard International Equity ETF Fund
LVIP Delaware Social Awareness Fund	LVIP Wellington Mid-Cap Value Fund
LVIP Delaware Special Opportunities Fund	MFS® VIT Growth Series
LVIP Dimensional International Core Equity Fund	MFS® VIT Total Return Series
LVIP Dimensional U.S. Core Equity 1 Fund	Putnam VT George Putnam Balanced Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

American Century VP Balanced Fund	LVIP Dimensional/Vanguard Total Bond Fund
BlackRock Global Allocation V.I. Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund
Delaware VIP® Diversified Income Series Delaware VIP® Limited-Term Diversified Income Series	LVIP Global Conservative Allocation Managed Risk Fund LVIP Global Growth Allocation Managed Risk Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Global Moderate Allocation Managed Risk Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP Goldman Sachs Income Builder Fund LVIP PIMCO Low Duration Bond Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP SSGA Bond Index Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Conservative Index Allocation Fund LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP SSGA Moderate Structured Allocation Fund MFS® VIT Total Return Series
LVIP Delaware Bond Fund	Putnam VT George Putnam Balanced Fund
LVIP Delaware Diversified Floating Rate Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

The following changes apply to Investment Requirements for riders purchased on or after January 20, 2009 and prior to June 30, 2009, and to Investment Requirements for other Living Benefit Riders purchased prior to August 26, 2016. The JPMorgan Insurance Trust Core Bond Portfolio will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The LVIP SSGA Mid-Cap Index Fund and Invesco V.I. Equally-Weighted S&P 500 Fund will be added to the list of subaccounts under Group 2.

The Fidelity® VIP FundsManager® 50% Portfolio, First Trust Dow/Jones Dividend & Income Allocation Portfolio, LVIP Franklin/Templeton Multi-Asset Opportunities Fund, LVIP Goldman Sachs Income Builder Fund, and Putnam VT George Putnam Balanced Fund will be added to Group 2, and to the list of funds among which you may allocate 100% of your Contract Value.

The Contracts – Allocation of Purchase Payments. The following information is added as a new paragraph to this section: If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments or allocations, we reserve the right to reject an allocation request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.

The Contracts – Transfers On or Before the Annuity Commencement Date. The following information is added to this section:  We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.

Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage. The name of the i4LIFE® Advantage Guaranteed Income Benefit (version 5) rider will be changed to i4LIFE® Advantage Select Guaranteed Income Benefit.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM II Bonus

Supplement dated November 18, 2016 to the Prospectus dated May 1, 2016, as supplemented

This Supplement outlines important changes that become effective on and after January 9, 2017. These changes are related to:

a) Investment options;
b) Investment Requirements for Living Benefit Riders; and
c) Certain other administrative changes that will impact your ChoicePlusSM individual annuity contract.

All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Fund Changes – The following information outlines changes that will impact the underlying investment options of your contract beginning January 9, 2017:

The following funds will be available as new investment options under your contract:
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2)
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class)
•	LVIP Goldman Sachs Income Builder Fund (Service Class)
•	LVIP SSGA Mid-Cap Index Fund (Service Class)
•	Putnam VT George Putnam Balanced Fund (Class IB)

Fund Expenses - The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2015 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.07%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.46%	1.71%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.

The following table shows the expenses charged by the funds and share classes that are being added (as a percentage of the fund’s average net assets):

	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse- ments) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)(1)	0.25%	0.25%	0.00%	0.57%	1.07%	-0.15%	0.92%
First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)(2)	0.60%	0.25%	0.49%	0.00%	1.34%	-0.14%	1.20%
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)	0.12%	0.25%	0.43%	0.00%	0.80%	0.00%	0.80%
JPMorgan Insurance Trust Core Bond Portfolio (Class 2)(3)	0.40%	0.25%	0.21%	0.01%	0.87%	-0.02%	0.85%
LVIP Franklin/ Templeton Multi-Asset Opportunities Fund (Service Class)(4)	0.75%	0.25%	0.71%	0.36%	2.07%	-0.89%	1.18%
LVIP Goldman Sachs Income Builder Fund (Service Class)(5)	0.65%	0.25%	0.64%	0.00%	1.54%	-0.54%	1.00%
LVIP SSGA Mid-Cap Index Fund (Service Class)	0.27%	0.25%	0.05%	0.00%	0.57%	0.00%	0.57%
Putnam VT George Putnam Balanced Fund (Class IB)	0.52%	0.25%	0.20%	0.00%	0.97%	0.00%	0.97%
(1)
FMRC has contractually agreed to waive 0.05% of the fund's management fee.  This arrangement will remain in effect through April 30, 2017.  In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2.  This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class 2 continue to be sold to unaffiliated insurance companies.

(2)
The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2017.  Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year.  The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice.

(3)
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

(4)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee:  0.28% of the Fund’s average daily net assets.  The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.82% for the Service Class).  Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(5)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.75% of the Fund’s average daily net assets for the Standard Class (and 1.00% for the Service Class).  The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,503	$2,728	$3,762	$6,083

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$653	$1,928	$3,162	$6,083

The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,373	$2,389	$3,282	$5,542

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$523	$1,589	$2,682	$5,542

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the fund additions listed above. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund* (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): Seeks high total return; a fund of funds.
First Trust Variable Insurance Trust, advised by First Trust Advisers, L.P.
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I): Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): Seeks a balance of current income and capital appreciation.
•
LVIP SSGA Mid-Cap Index Fund (Service Class): Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Putnam Variable Trust, advised by Putnam Investment Management, LLC
•
Putnam VT George Putnam Balanced Fund (Class IB): Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

*The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 9, 2017. All other provisions of Investment Requirements remain unchanged.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016. Beginning January 9, 2017, you must currently allocate your Contract Value among one or more of the following Subaccounts:

Group 1 Investments must be at least 40% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Floating Rate Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Dimensional/Vanguard Total Bond Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Bond Index Fund
LVIP Delaware Bond Fund

Group 2 Investments cannot exceed 60% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
AB VPS Small/Mid Cap Value Portfolio	LVIP Franklin Templeton Multi-Asset Opportunities Fund
American Century VP Balanced Fund	LVIP Global Conservative Allocation Managed Risk Fund
American Funds Global Growth Fund	LVIP Global Growth Allocation Managed Risk Fund
American Funds Growth Fund	LVIP Global Moderate Allocation Managed Risk Fund
American Funds Growth-Income Fund	LVIP Goldman Sachs Income Builder Fund
American Funds International Fund	LVIP Government Money Market Fund
BlackRock Global Allocation V.I. Fund	LVIP JPMorgan High Yield Fund
Delaware VIP® Small Cap Value Series	LVIP MFS International Growth Fund
Delaware VIP® U.S. Growth Series	LVIP MFS Value Fund
Delaware VIP® Value Series	LVIP Mondrian International Value Fund
Fidelity® VIP Contrafund® Portfolio	LVIP SSGA Conservative Index Allocation Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP SSGA Conservative Structured Allocation Fund
Fidelity® VIP Mid Cap Portfolio	LVIP SSGA Developed International 150 Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Franklin Income VIP Fund	LVIP SSGA International Index Fund
Franklin Mutual Shares VIP Fund	LVIP SSGA Large Cap 100 Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	LVIP SSGA Mid-Cap Index Fund
Invesco V.I. International Growth Fund	LVIP SSGA Moderate Index Allocation Fund
JPMorgan Insurance Trust Global Allocation Portfolio	LVIP SSGA Moderate Structured Allocation Fund
LVIP Baron Growth Opportunities Fund LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA S&P 500 Index Fund LVIP SSGA Small-Cap Index Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP SSGA Small-Mid Cap 200 Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Delaware Special Opportunities Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Dimensional International Core Equity Fund	LVIP Vanguard International Equity ETF Fund
LVIP Dimensional U.S. Core Equity 1 Fund	LVIP Wellington Mid-Cap Value Fund
LVIP Dimensional U.S. Core Equity 2 Fund	MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

American Century VP Balanced Fund	LVIP Dimensional/Vanguard Total Bond Fund
BlackRock Global Allocation V.I. Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund
Delaware VIP® Diversified Income Series	LVIP Global Conservative Allocation Managed Risk Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Global Growth Allocation Managed Risk Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Global Moderate Allocation Managed Risk Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP Goldman Sachs Income Builder Fund LVIP PIMCO Low Duration Bond Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP SSGA Bond Index Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Conservative Index Allocation Fund LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP Delaware Bond Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP Delaware Diversified Floating Rate Fund	MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

The following changes apply to Investment Requirements for riders purchased on or after January 20, 2009 and prior to June 30, 2009, and to Investment Requirements for other Living Benefit Riders purchased prior to August 26, 2016. The JPMorgan Insurance Trust Core Bond Portfolio will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The Fidelity® VIP FundsManager® 50% Portfolio, First Trust Dow/Jones Dividend & Income Allocation Portfolio, LVIP Franklin/Templeton Multi-Asset Opportunities Fund, LVIP Goldman Sachs Income Builder Fund, and Putnam VT George Putnam Balanced Fund will be added to the list of funds among which you may allocate 100% of your Contract Value.

The Contracts – Allocation of Purchase Payments. The following information is added as a new paragraph to this section: If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments or allocations, we reserve the right to reject an allocation request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.

The Contracts – Transfers On or Before the Annuity Commencement Date. The following information is added to this section:  We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.

Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage. The name of the i4LIFE® Advantage Guaranteed Income Benefit (version 5) rider will be changed to i4LIFE® Advantage Select Guaranteed Income Benefit.

Please retain this Supplement for future reference.

PART A

The prospectuses for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141760) filed on April 26, 2016.

PART B

The Statements of Additional Information for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141760) filed on April 26, 2016.

Lincoln New York Account N for Variable Annuities

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141760) filed on April 26, 2016.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141760) filed on April 26, 2016.

Statement of Assets and Liabilities - December 31, 2015
Statement of Operations - Year ended December 31, 2015
Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141760) filed on April 26, 2016.

Balance Sheets - Years ended December 31, 2015 and 2014
Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013
Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013
Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(4)(a) ChoicePlus II Bonus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(b) Persistency Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(c) Bonus Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(d) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(e) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(f) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(g) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-98112) filed on April 17, 2003.

(h) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.

(i) ChoicePlus Assurance (Bonus) Variable Annuity Contract (30070 BN5) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(j) ChoicePlus Assurance (Bonus) Contract Specifications (CD NY CPAN) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(k) ChoicePlus II Bonus Contract Specifications (CDNYCP2N) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(l) DCA Fixed Account Allocations (NYNGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(m) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

(n) Contract Specifications Page for Account Value Death Benefit (CDNYCPAN 6/05) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(o) Variable Annuity Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(p) Variable Annuity Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(q) Contract Benefit Data for GIB - Choice Plus II Bonus (CBNY-CP2BO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(r) Contract Benefit Data for GIB - Assurance (CBNY-CPABO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(s) Contract Benefit Data for GIB - ChoicePlus II Bonus (CBNY-CP2BO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(t) Contract Benefit Data for GIB - Assurance (CBNY-CPABO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(u) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(v) Variable Annuity Income Rider (i4LA-N 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(w) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(x) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(y) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(z) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(aa) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(bb) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(cc) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(dd) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ee) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ff) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-91182) filed on November 7, 2006.

(gg) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(hh) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ii) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(jj) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(kk) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ll) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(mm) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(nn) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(oo) Bonus Rider (32146 4/08 NY) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141761) filed on April 9, 2009.

(pp) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(qq) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(rr) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ss) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(tt) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(5)(a) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(b) ChoicePlus Assurance (Bonus) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141760) filed on April 15, 2010.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010, between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(iv) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(vii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(viii) Deutsche Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

(xiii) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xiv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(xv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xvi) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(xvii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(xvii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6

(File No. 333-155333) filed on April 1, 2011.

(xiv) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.

(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(ix) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(x) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-141752) filed on December 12, 2008.

(xi) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.

(xii) American Century Variable Portfolios, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(9)(a) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued (ChoicePlus II Bonus) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141760) filed on April 2, 2007.

(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued (ChoicePlus Assurance Bonus) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141760) filed on April 2, 2007.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York is  incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-141760) filed on April 26, 2016.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-170897) filed on June 30, 2016.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 350 Church Street, Hartford, Connecticut 06096

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2016 there were 19,798 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 18th day of November, 2016.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlusSM II Bonus and Lincoln ChoicePlus AssuranceSM (Bonus)
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Senior Vice President, Lincoln Life & Annuity Company of New York (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 18, 2016.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Executive Vice President and Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney